ACTIVE ASSETS INSTITUTIONAL GOVERNMENT SECURITIES TRUST

ACTIVE ASSETS INSTITUTIONAL MONEY TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

November 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Active Assets Institutional Government Securities Trust

(File Nos. 333-81184; 811-21024)

Active Assets Institutional Money Trust

(File Nos. 333-91725; 811-9713)

Ladies and Gentlemen:

On behalf of Active Assets Institutional Government Securities Trust and Active Assets Institutional Money Trust (each, a “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) each prospectus and statement of additional information contained in Post-Effective Amendment Nos. 18 and 22, respectively, to such Registrant’s Registration Statement on Form N-1A, filed on October 27, 2014, constituting the most recent amendment to such Registration Statement (each, an “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in each such Amendment, and (ii) the text of each such Amendment was filed electronically with the Securities and Exchange Commission on October 27, 2014, accession numbers 0001104659-14-074057 and 0001104659-14-074054, respectively.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures
cc: Joseph C. Benedetti